DEBT AND CREDIT SOURCES - Other Debt and Credit Sources (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Jun. 30, 2018
Debt Instrument [Line Items]
Short-term debt		$ 50,526,000	$ 25,355,000
Interest expense		7,100,000
Loss on extinguishment of debt		0	5,075,000	$ 0
Revolving Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount					$ 50,000,000
Term				90 days
Short-term debt		50,000,000	24,700,000
Interest expense		$ 1,600,000	500,000
Revolving Credit Agreement | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Revolving Credit Agreement | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Debt facilities July 14, 2020 | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense			2,600,000	$ 1,700,000
Loss on extinguishment of debt			$ 5,100,000